STOCK OPTIONS AND RESTRICTED STOCK (Restricted Stock Narrative) (Details) (USD $)	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2014 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2013 Director [Member]	Feb. 28, 2011 Executive [Member] Common Stock [Member] Restricted Stock [Member]	Dec. 31, 2011 Executive [Member] Common Stock [Member] Restricted Stock [Member]	Apr. 30, 2011 Three Founders and Director [Member] Common Stock [Member] Restricted Stock [Member]	Dec. 31, 2013 Two Executives and Consultants [Member] Common Stock [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted stock, shares									393,750	100,000	1,565,295	1,648,000
Issuance of restricted stock	$ 165								$ 3,938	$ 23,000	$ 360,018	$ 444,960
Number of shares vesting during period				602,064		1,361,569	775,118			160,787
Vesting period								3 years			24 months	48 months
Time period that repurchase restrictions on stock issued lapses									41 months	4 years		4 years
Percentage of share vesting upon issuance											25.00%
Percentage of shares vesting on first anniversary date											25.00%
Restricted stock expense		$ 12,420	$ 34,945	$ 137,342	$ 69,924	$ 341,048	$ 113,131